SCHEDULE OF PREPAID EXPENSES AND OTHER CURRENT ASSETS (Details) - USD ($)	Mar. 31, 2025	Jun. 30, 2024	Jun. 30, 2023
Prepaid expenses		$ 6,677
Rental and other deposits	142,867	139,038
Accounts receivable collected by other third parties	2,433,181	1,885,077
Others	127,612	10,320
Total prepaid expenses and other current assets	$ 2,703,660	2,041,112
Gamehaus Inc [Member]
Prepaid expenses		6,677	$ 935,211
Rental and other deposits		139,038	139,660
Accounts receivable collected by other third parties		1,885,077	1,651,378
Others		10,320	5,516
Total prepaid expenses and other current assets		$ 2,041,112	$ 2,731,765